Document and Entity Information	Dec. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Registrant Name	MFS VARIABLE INSURANCE TRUST
Entity Central Index Key	0000918571
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 14, 2019
Document Effective Date	Aug. 14, 2019
Prospectus Date	Apr. 30, 2019